LEASES - Future minimum lease payments for operating and financing leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments under non-cancellable operating lease agreements
2023	$ 4,241
2024	3,771
2025	3,419
2026	1,098
Total minimum operating lease payments	12,529
Less: Imputed interest	(882)
Total lease liability balance	11,647
Minimum payments related to leases not yet commenced	4,112
Minimum future lease payments under the Finance Leases
2022	48
2023	48
2024	34
Total minimum lease payments	130
Less: Imputed interest	(9)
Total lease liability balance	$ 121
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities
Fulfillment
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	$ 3,299	$ 2,893	$ 3,995
Selling and marketing
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	1,042	705	807
General and administrative
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	$ 1,863	$ 1,736	$ 2,343